Non-controlling Interests (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Capital stock	$ 4,836,708	$ 4,836,708
Additional paid-in capital	15,889,819	15,889,819
Legal reserve	2,139,007	2,139,007
Retained earnings from prior years	131,053,859	88,218,188
Accumulated other comprehensive income (loss):
Carrying value of the non-controlling interest	15,821,955	15,406,402
Aggregate amount of dividends paid	1,053,392	1,459,320
Dividends received	10,000	10,000
Non-controlling Interests
EQUITY
Capital stock	1,099,009	1,100,312
Additional paid-in capital	2,970,693	2,986,354
Legal reserve	215,475	215,736
Retained earnings from prior years	10,822,975	9,649,348
Net income for the year	571,644	1,298,959
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation	155,621	174,598
Remeasurement of post-employment benefit obligations on defined benefit plans	(13,462)	(18,905)
Carrying value of the non-controlling interest	$ 15,821,955	15,406,402
Aggregate amount of dividends paid		405,928
Non-controlling Interests | Sky.
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid		750,000
Dividends paid to non controlling interest		309,174
Non-controlling Interests | Publicidad Virtual, S.A. de C.V.
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid		40,000
Dividends paid to non controlling interest		$ 19,600